Other (expense) income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Losses on retirements and disposals of property, plant and equipment and intangible assets	$ (54)	$ (1)	$ (70)	$ (6)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	(9)	12	(37)	112
Early debt redemption costs	0	(18)	(17)	(18)
Equity (losses) income from investments in associates and joint ventures
Gain (loss) on investments	11	(53)	21	(53)
Operations	(24)	(6)	(15)	5
Losses on investments	0	0	0	(4)
Other	(4)	12	(9)	15
Total other (expense) income	$ (80)	$ (54)	$ (127)	$ 51